Fair Value Option- Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue (Detail) (Long-term debt, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value under the fair value option election	$ 24	[1]	$ (19)	[1]

[1]	The change in fair value of the long-term debt is approximately offset by an economic hedge included in foreign exchange and other trading revenue.